MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

MERRILL LYNCH VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated September 25, 2020

to the

Prospectus dated May 1, 2018

MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (IRA SERIES)

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT D

Supplement dated September 25, 2020

to the

Prospectus dated May 1, 2014

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). You should read this Supplement in conjunction with the applicable Prospectus and retain it for future reference. Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

Effective September 30, 2020 (the “Name Change Date”), based on changes to the underlying fund portfolios, the following name change will occur:

EXISTING SUBACCOUNT	NEW SUBACCOUNT	EXISTING PORTFOLIO	NEW PORTFOLIO
Invesco Oppenheimer Capital Appreciation Fund	Invesco Capital Appreciation Fund	Invesco Oppenheimer Capital Appreciation Fund	Invesco Capital Appreciation Fund
Invesco Oppenheimer Main Street Fund	Invesco Main Street Fund	Invesco Oppenheimer Main Street Fund	Invesco Main Street Fund
Invesco Oppenheimer Main Street Mid Cap Fund	Invesco Main Street Mid Cap Fund	Invesco Oppenheimer Main Street Mid Cap Fund	Invesco Main Street Mid Cap Fund

The Subadvisor Name Change will not result in any change in the investment objective, policies, or fees of the applicable Subaccount.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Investor Choice AnnuitySM IRA Series dated May 1, 2018

Merrill Lynch Investor Choice AnnuitySM IRA Series New York dated May 1, 2014